Taxation (Details) € in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)
Taxation Abstract
VAT service percentage	7.00%	7.00%
Value added tax for goods delivered and rental provided	13.00%	13.00%
Value added tax for services provided	6.00%	6.00%
Value added tax for construction projects	9.00%	9.00%
Precentage of excess profits jurisdiction minimum rate	15.00%	15.00%
Revenue (in Euro)	$ 117,820	€ 750
Effective tax rate	15.00%	15.00%